General, Administrative and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General, Administrative and Marketing Expenses [abstract]
Schedule of general, administrative and marketing expenses

	Year ended December 31
	2016	2017	2018
	NIS in thousands
Payroll and related expenses	2,822	2,926	4,142
Share-based payments (1)	1,445	2,243	3,514
Directors’ salary and insurance	787	411	604
Rent and office maintenance	364	321	321
Professional services	5,039	1,827	3,085
Depreciation	38	47	81
Other	553	528	733
	11,048	8,303	12,480

(1)	Share-based payments expenses for the year ended December 31, 2017 and 2018, include amount of NIS 1.5 million and NIS 494,000, respectively, due to fair value estimate of services received from Alpha.